CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
NET LOSS	$ (1,487,378)		$ (289,401)		$ (2,653,288)		$ (673,073)		$ (4,509,250)		$ (177,996)
OTHER COMPREHENSIVE LOSS, NET OF TAX
Foreign currency translation adjustment	267,811	[1]	(13,800)	[1]	(87,495)	[1]	117,029	[1]	(21,608)	[2]	(109,584)	[2]
COMPREHENSIVE LOSS	$ (1,219,567)		$ (303,201)		$ (2,740,783)		$ (556,044)		$ (4,530,858)		$ (287,580)

[1]	Net of taxes of $7,105 and $60,288 for the three and six months ended June 30, 2014, respectively. No tax effect has been recorded in 2015 as the Company recorded a valuation allowance against the tax benefit from its foreign currency translation adjustment.
[2]	Net of taxes of $141,945 and $64,213 for the years ended December 31, 2014 and December 31, 2013, respectively.